Stockholders' Equity / (Deficit), Accumulated Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Income Loss [Abstract]
Adjusted balance, beginning of period	$ (1,793,473)	[1]	$ (833,802)
Other comprehensive income (loss)	(1,384,293)		(7,079)
Ending balance	130,201,791		(1,793,473)	[1]
Accumulated Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income Loss [Abstract]
Adjusted balance, beginning of period	111,780		118,859
Other comprehensive income (loss)	(1,328,052)		(7,079)
Ending balance	(1,216,272)		111,780
Accumulated Actuarial Gains / (Losses) [Member]
Accumulated Other Comprehensive Income Loss [Abstract]
Adjusted balance, beginning of period	0		0
Other comprehensive income (loss)	(56,241)		0
Ending balance	(56,241)		0
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Abstract]
Adjusted balance, beginning of period	111,780	[1]	118,859
Other comprehensive income (loss)	(1,384,293)		(7,079)
Ending balance	$ (1,272,513)		$ 111,780	[1]

[1]	The amounts have been retroactively restated to give effect to the recapitalization transaction.